Significant Accounting Policies (Details) - Schedule of cost of the intangible assets	12 Months Ended
Dec. 31, 2022
Computer Software [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	5 years
Right-of-use Platform [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	10 years
Security Surveillance system [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	10 years
Top of range [Member] | Customer base [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	1 year
Top of range [Member] | Technical know-how [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	8 years
Bottom of range [Member] | Customer base [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	3 years
Bottom of range [Member] | Technical know-how [Member]
Significant Accounting Policies (Details) - Schedule of cost of the intangible assets [Line Items]
Estimated useful life	10 years